ACCRUED INTEREST AND FINANCING EXPENSE - 2020 Notes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Jul. 14, 2022	Oct. 02, 2020
ACCRUED INTEREST AND FINANCING EXPENSE
Deemed Dividend On Warrant Modification		$ 65,266
Convertible Notes Warrants, Common Stock
ACCRUED INTEREST AND FINANCING EXPENSE
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,449
Deemed Dividend On Warrant Modification		$ 65,000
Warrants, exercise price of warrants (in dollars per share)					$ 0	$ 597
Warrants, term				5 years
Convertible notes 2020 | Convertible Notes Warrants, Common Stock
ACCRUED INTEREST AND FINANCING EXPENSE
Shares issued upon conversion	2,449		432
Warrants, exercise price of warrants (in dollars per share)	$ 0.00